ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS (Details Narrative)	Jul. 22, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued salaries		$ 166,636	$ 167,475
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from legal settlements | RM	RM 10,000
Long Ding Jung [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued salaries		94,181	94,655
Long Ding Jung [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from legal settlements | RM	RM 10,000
Kamal Hamidon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued salaries		$ 72,455	$ 72,820